Putnam Fixed Income Absolute Return Fund
The fund's portfolio
1/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (60.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.9%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$99,060	$113,713
5.00%, with due dates from 5/20/49 to 3/20/50	283,530	320,376
4.00%, TBA, 2/1/51	3,000,000	3,206,250
4.00%, 1/20/50	46,177	51,384
3.50%, with due dates from 9/20/49 to 11/20/49	314,713	345,326

		4,037,049
U.S. Government Agency Mortgage Obligations (59.4%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	157,313	175,940
4.50%, 5/1/49	50,454	55,814
Uniform Mortgage-Backed Securities
4.50%, TBA, 2/1/51	3,000,000	3,259,688
4.00%, TBA, 2/1/51	53,000,000	56,809,375
3.50%, TBA, 3/1/51	41,000,000	43,578,515
3.50%, TBA, 2/1/51	55,000,000	58,428,909
3.00%, TBA, 2/1/51	11,000,000	11,565,468
2.50%, TBA, 2/1/51	26,000,000	27,377,189
2.00%, TBA, 3/1/51	16,000,000	16,480,000
2.00%, TBA, 2/1/51	47,000,000	48,483,438
1.50%, TBA, 2/1/51	18,000,000	18,056,250

		284,270,586

Total U.S. government and agency mortgage obligations (cost $288,059,827)		$288,307,635

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.00%, 5/15/47(i)	$149,000	$188,330
U.S. Treasury Notes
2.875%, 5/15/28(i)	21,000	24,220
2.25%, 1/31/24(i)	279,000	296,237
2.00%, 2/15/25(i)	106,000	114,163

Total U.S. treasury obligations (cost $622,950)		$622,950

MORTGAGE-BACKED SECURITIES (43.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (18.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 23.956%, 5/15/35	$50,639	$83,554
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.333%, 11/15/35	116,875	208,037
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.858%, 12/15/36	65,651	107,011
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.622%, 6/15/34	146,181	178,341
REMICs IFB Ser. 5023, Class TS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.12%, 10/25/50	9,379,993	1,846,733
REMICs IFB Ser. 4698, Class NS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.024%, 6/15/47	11,257,967	2,469,203
REMICs IFB Ser. 4922, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.92%, 4/25/49	3,111,743	394,118
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.874%, 5/15/41	2,015,818	2,203,513
REMICs Ser. 4813, IO, 5.50%, 8/15/48	3,089,429	643,462
REMICs Ser. 4760, Class IG, IO, 5.00%, 2/15/48	2,991,423	549,802
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	7,441,006	1,312,445
REMICs Ser. 4982, Class DI, IO, 4.00%, 6/25/50	14,817,591	1,853,472
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	1,953,787	220,211
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,062,727	266,882
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,516,145	90,139
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	9,808,931	1,468,533
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	2,636,985	197,774
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,854,865	249,188
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	3,887,758	403,337
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,621,967	358,801
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	2,171,659	170,931
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	3,769,149	152,311
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,879,451	109,521
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.428%, 11/15/28(WAC)	115,715	1,597
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.286%, 10/25/43(WAC)	489,460	4,895
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	773,174	5,799
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	3,788,591	3,558,113
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 26.85%, 5/25/35	30,717	46,222
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	85,131	149,830
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.86%, 8/25/35	62,918	86,624
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.64%, 5/25/40	563,325	687,257
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.47%, 1/25/44	5,332,687	1,118,604
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.12%, 10/25/50	13,920,787	2,819,516
REMICs IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.07%, 4/25/45	6,493,781	1,149,607
REMICs IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.02%, 1/25/49	4,670,959	764,684
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.02%, 1/25/48	5,249,727	1,083,607
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,589,831	553,736
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.97%, 2/25/47	14,950,369	3,188,764
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.97%, 11/25/46	3,174,099	696,499
REMICs IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.97%, 9/25/46	6,444,042	1,373,047
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.97%, 9/25/46	5,088,925	1,014,675
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 12/25/48	3,160,059	331,806
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.92%, 3/25/50	6,969,340	1,134,960
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.87%, 11/25/49	5,774,849	827,843
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.852%, 12/25/46	5,278,373	1,123,502
REMICs IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR) + 5.92%), 5.79%, 6/25/41	8,203,381	1,620,168
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.62%, 10/25/47	17,118,862	3,212,647
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	3,143,068	623,165
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	5,225,276	1,012,397
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	233,642	36,601
REMICs Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	6,645,233	1,168,631
REMICs Ser. 18-77, Class BI, IO, 4.50%, 10/25/48	8,882,900	1,252,030
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	4,141,035	559,040
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	4,120,289	742,861
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	12,706,639	1,587,857
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,159,619	129,008
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,424,951	192,614
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	2,924,945	198,829
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	1,891,108	122,922
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	1,334,628	75,876
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	2,555,359	273,583
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,782,800	285,368
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	2,734,967	132,908
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	977,480	45,122
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	4,731,681	176,818
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	2,082,248	56,446
REMICs Trust Ser. 98-W5, Class X, IO, 0.746%, 7/25/28(WAC)	231,575	6,669
REMICs Trust Ser. 98-W2, Class X, IO, 0.14%, 6/25/28(WAC)	774,484	25,171
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	21,143	19,240
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.551%, 1/16/40	4,258,875	686,682
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.119%, 7/20/48	5,113,165	817,140
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.971%, 7/16/43	827,764	145,604
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 8/20/49	5,952,215	870,089
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 9/20/46	4,400,908	862,798
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.969%, 10/20/45	2,982,580	636,162
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 2/20/50	805,554	96,021
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 8/20/49	302,323	42,944
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 6/20/49	419,435	51,408
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.919%, 2/20/41	1,182,597	202,177
IFB Ser. 10-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.769%, 9/20/40	3,558,195	670,179
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	1,682,320	367,769
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,399,608	182,187
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	1,611,136	274,842
Ser. 15-69, IO, 5.00%, 5/20/45	3,035,879	560,939
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	4,856,123	911,300
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	1,927,507	363,065
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	2,582,376	515,685
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,096,556	372,139
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	12,384	1,082
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	431,889	79,032
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	2,679,863	490,862
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	8,586,400	1,628,754
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	5,976,905	1,112,960
IFB Ser. 11-70, Class WI, IO, ((-1 x 1 Month US LIBOR) + 4.85%), 4.719%, 12/20/40	6,393,180	927,011
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	5,350,684	888,695
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,669,809	450,305
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,583,134	228,788
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	3,039,796	583,033
Ser. 12-129, IO, 4.50%, 11/16/42	2,069,749	383,235
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,678,019	258,079
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,453,112	268,201
Ser. 15-94, IO, 4.00%, 7/20/45	97,506	17,064
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	477,295	35,926
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	2,104,352	294,609
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	569,660	80,701
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	3,324,422	229,617
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	1,442,756	83,802
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,338,845	50,606
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	3,569,778	464,071
Ser. 13-76, IO, 3.50%, 5/20/43	1,300,934	153,718
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	1,634,795	155,306
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	1,714,161	113,597
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	762,331	73,496
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	2,702,696	180,378
Ser. 183, Class AI, IO, 3.50%, 10/20/39	1,611,292	46,553
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	23,661	14
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	984,622	24,616
Ser. 18-H13, Class NI, IO, 2.819%, 8/20/68(WAC)	6,973,501	649,610
Ser. 16-H13, Class IK, IO, 2.636%, 6/20/66(WAC)	13,342,083	1,584,186
Ser. 16-H08, Class AI, IO, 2.562%, 8/20/65(WAC)	8,205,970	551,031
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	13,259,233	1,620,146
Ser. 16-H23, Class NI, IO, 2.368%, 10/20/66(WAC)	8,380,396	758,426
Ser. 17-H11, Class NI, IO, 2.326%, 5/20/67(WAC)	4,270,240	407,018
Ser. 16-H22, Class AI, IO, 2.32%, 10/20/66(WAC)	5,792,996	538,876
Ser. 17-H16, Class BI, IO, 2.298%, 8/20/67(WAC)	8,822,074	941,553
Ser. 17-H06, Class BI, IO, 2.13%, 2/20/67(WAC)	11,383,568	1,096,024
Ser. 16-H11, Class HI, IO, 2.104%, 1/20/66(WAC)	2,725,135	181,696
Ser. 15-H15, Class JI, IO, 1.969%, 6/20/65(WAC)	9,968,226	852,283
Ser. 15-H19, Class NI, IO, 1.924%, 7/20/65(WAC)	13,404,103	1,052,222
Ser. 15-H25, Class EI, IO, 1.869%, 10/20/65(WAC)	9,224,872	711,238
Ser. 15-H18, Class IA, IO, 1.844%, 6/20/65(WAC)	7,096,768	398,129
Ser. 16-H02, Class BI, IO, 1.817%, 11/20/65(WAC)	9,327,347	822,271
Ser. 17-H14, Class DI, IO, 1.719%, 6/20/67(WAC)	4,790,053	304,614
Ser. 15-H09, Class BI, IO, 1.70%, 3/20/65(WAC)	10,743,733	730,842
Ser. 18-H05, Class AI, IO, 1.695%, 2/20/68(WAC)	10,492,630	1,190,258
Ser. 15-H10, Class EI, IO, 1.628%, 4/20/65(WAC)	9,793,778	410,428
Ser. 15-H25, Class AI, IO, 1.627%, 9/20/65(WAC)	10,831,134	737,600
Ser. 14-H14, Class CI, IO, 1.582%, 7/20/64(WAC)	10,461,330	436,018
Ser. 15-H28, Class DI, IO, 1.566%, 8/20/65(WAC)	7,631,693	484,826
Ser. 11-H15, Class AI, IO, 1.546%, 6/20/61(WAC)	5,624,948	269,638
Ser. 17-H02, Class BI, IO, 1.487%, 1/20/67(WAC)	2,701,960	261,736
Ser. 11-H08, Class GI, IO, 1.27%, 3/20/61(WAC)	5,820,888	237,492
Ser. 17-H03, Class DI, IO, 1.015%, 12/20/66(WAC)	3,957,333	394,890
Ser. 18-H02, Class EI, IO, 0.912%, 1/20/68(WAC)	6,435,182	721,947
Ser. 18-H02, Class GI, IO, 0.696%, 12/20/67(WAC)	8,729,157	944,844
Ser. 10-151, Class KO, PO, zero %, 6/16/37	423,987	390,091
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	73,413	279

		88,427,930
Commercial mortgage-backed securities (14.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49(WAC)	109,266	5
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.665%, 11/10/42(WAC)	2,019,820	1,555,262
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.802%, 11/15/54(WAC)	45,699,551	1,989,206
FRB Ser. 19-BN20, Class XA, IO, 0.837%, 9/15/62(WAC)	10,504,111	640,751
FRB Ser. 18-BN10, Class XA, IO, 0.731%, 2/15/61(WAC)	37,802,520	1,622,530
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.595%, 8/15/52(WAC)	5,425,307	572,344
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	1,834,000	1,439,690
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default)(NON)(WAC)	632,959	455,730
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.718%, 1/15/53(WAC)	10,773,449	537,685
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.668%, 5/10/58(WAC)	6,615,627	445,510
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.739%, 12/15/47(WAC)	453,000	462,060
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.168%, 5/10/47(WAC)	10,025,875	322,989
FRB Ser. 14-GC19, Class XA, IO, 1.138%, 3/10/47(WAC)	14,902,357	438,949
FRB Ser. 13-GC17, Class XA, IO, 1.026%, 11/10/46(WAC)	11,482,953	274,743
FRB Ser. 19-GC43, Class XA, IO, 0.628%, 11/10/52(WAC)	27,575,433	1,296,045
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	561,000	597,820
FRB Ser. 12-GC8, Class XA, IO, 1.743%, 9/10/45(WAC)	6,797,745	130,707
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.783%, 5/10/47(WAC)	1,793,000	1,820,247
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51(WAC)	810,000	903,596
FRB Ser. 15-LC19, Class C, 4.235%, 2/10/48(WAC)	1,031,000	1,110,089
FRB Ser. 14-UBS4, Class XA, IO, 1.102%, 8/10/47(WAC)	6,272,667	190,713
FRB Ser. 14-LC15, Class XA, IO, 1.086%, 4/10/47(WAC)	10,018,820	276,427
FRB Ser. 14-CR20, Class XA, IO, 1.021%, 11/10/47(WAC)	23,187,859	733,200
FRB Ser. 14-CR19, Class XA, IO, 0.971%, 8/10/47(WAC)	21,434,488	585,856
FRB Ser. 13-CR11, Class XA, IO, 0.92%, 8/10/50(WAC)	51,180,247	1,070,895
FRB Ser. 15-CR23, Class XA, IO, 0.892%, 5/10/48(WAC)	20,666,384	627,514
FRB Ser. 15-CR22, Class XA, IO, 0.889%, 3/10/48(WAC)	12,397,480	342,948
FRB Ser. 14-UBS6, Class XA, IO, 0.887%, 12/10/47(WAC)	21,630,937	561,604
FRB Ser. 15-LC21, Class XA, IO, 0.687%, 7/10/48(WAC)	34,628,108	884,720
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class E, 4.885%, 11/10/46(WAC)	523,000	369,490
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	1,498,000	1,381,855
FRB Ser. 12-CR3, Class E, 4.75%, 10/15/45(WAC)	400,000	200,630
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	877,742
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	4,649,202	2,544,043
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	19,946	19,930
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.858%, 5/15/38(WAC)	363,084	2,766
CSAIL Commercial Mortgage Trust
FRB Ser. 19-C16, Class XA, IO, 1.564%, 6/15/52(WAC)	7,959,141	822,720
Ser. 15-C1, Class XA, IO, 0.827%, 4/15/50(WAC)	19,461,562	533,305
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.764%, 4/15/50(WAC)	925,000	612,360
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.336%, 8/10/44(WAC)	1,900,000	1,814,815
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 0.886%, 9/25/29(WAC)	12,913,089	877,122
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	1,567,000	1,628,392
FRB Ser. 14-GC18, Class XA, IO, 1.004%, 1/10/47(WAC)	19,065,357	467,525
FRB Ser. 15-GC30, Class XA, IO, 0.747%, 5/10/50(WAC)	18,304,921	494,612
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.531%, 9/10/47(WAC)	662,000	251,560
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class C, 4.794%, 2/15/47(WAC)	870,000	886,320
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45(WAC)	1,401,000	1,459,300
FRB Ser. 14-C24, Class XA, IO, 0.916%, 11/15/47(WAC)	33,768,437	747,637
FRB Ser. 14-C19, Class XA, IO, 0.741%, 4/15/47(WAC)	14,621,737	210,875
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	1,591,000	1,076,365
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47(WAC)	1,090,000	808,768
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 0.964%, 12/15/47(WAC)	28,726,538	441,900
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.28%, 2/12/51(WAC)	500,000	75,000
FRB Ser. 12-C8, Class D, 4.67%, 10/15/45(WAC)	2,496,000	2,148,871
FRB Ser. 12-LC9, Class D, 4.419%, 12/15/47(WAC)	327,000	317,500
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.171%, 2/15/40(WAC)	99,800	17
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	626,033	256,673
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	785,000	852,620
FRB Ser. 14-C17, Class C, 4.483%, 8/15/47(WAC)	946,000	867,387
FRB Ser. 15-C26, Class XA, IO, 1.017%, 10/15/48(WAC)	14,995,501	549,225
FRB Ser. 13-C13, Class XA, IO, 0.954%, 11/15/46(WAC)	46,805,234	1,036,268
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.901%, 4/15/47(WAC)	704,000	713,455
FRB Ser. 13-C12, Class E, 4.763%, 10/15/46(WAC)	1,012,000	455,400
FRB Ser. 12-C5, Class E, 4.675%, 8/15/45(WAC)	775,000	774,824
FRB Ser. 12-C6, Class D, 4.606%, 11/15/45(WAC)	624,000	616,601
FRB Ser. 13-C10, Class D, 4.081%, 7/15/46(WAC)	453,000	206,929
FRB Ser. 13-C10, Class E, 4.081%, 7/15/46(WAC)	4,328,000	3,235,898
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46(WAC)	2,461,000	821,598
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	642,353	632,622
FRB Ser. 16-UB12, Class XA, IO, 0.745%, 12/15/49(WAC)	24,682,831	750,316
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.418%, 3/15/45(WAC)	603,000	307,530
FRB Ser. 12-C4, Class XA, IO, 2.058%, 3/15/45(WAC)	3,824,186	51,493
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.88%, 3/25/50	1,068,000	1,114,390
FRB Ser. 19-01, Class M10, 3.38%, 10/15/49	1,046,000	1,060,041
UBS Commercial Mortgage Trust
Ser. 18-C8, Class B, 4.567%, 2/15/51(WAC)	591,000	686,149
FRB Ser. 17-C7, Class XA, IO, 1.032%, 12/15/50(WAC)	12,044,083	627,114
FRB Ser. 18-C8, Class XA, IO, 0.873%, 2/15/51(WAC)	16,318,664	804,203
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.031%, 8/10/49(WAC)	921,000	915,958
FRB Ser. 12-C2, Class XA, IO, 1.289%, 5/10/63(WAC)	7,059,102	101,100
FRB Ser. 13-C5, Class XA, IO, 0.915%, 3/10/46(WAC)	36,563,018	507,429
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.05%, 1/10/45(WAC)	646,000	581,302
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.415%, 11/15/48(WAC)	3,563,342	107
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-NXS3, Class B, 4.50%, 9/15/57(WAC)	656,000	726,524
FRB Ser. 13-LC12, Class C, 4.274%, 7/15/46(WAC)	749,000	675,588
FRB Ser. 16-BNK1, Class XA, IO, 1.739%, 8/15/49(WAC)	14,640,233	1,128,737
FRB Ser. 14-LC16, Class XA, IO, 1.088%, 8/15/50(WAC)	20,610,380	608,674
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.274%, 7/15/46(WAC)	2,166,000	866,400
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	624,000	642,694
FRB Ser. 12-C10, Class C, 4.362%, 12/15/45(WAC)	401,000	253,276
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 5.193%, 6/15/44(WAC)	771,000	681,175
Ser. 11-C4, Class E, 5.193%, 6/15/44(WAC)	377,000	246,549
FRB Ser. 12-C7, Class D, 4.804%, 6/15/45(WAC)	1,621,000	661,182
FRB Ser. 13-C15, Class D, 4.49%, 8/15/46(WAC)	2,015,000	927,591
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45(WAC)	1,940,000	781,453
FRB Ser. 12-C10, Class E, 4.427%, 12/15/45(WAC)	1,658,000	327,245
FRB Ser. 11-C5, Class XA, IO, 1.672%, 11/15/44(WAC)	8,383,486	33,517
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45(WAC)	46,094,000	502,231

		70,550,723
Residential mortgage-backed securities (non-agency) (10.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.32%, 5/25/47	1,492,560	820,189
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	525,064	542,571
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.37%, 6/25/36	1,020,000	979,137
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.323%, 4/25/37(WAC)	471,764	468,921
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.48%, 3/25/37	877,755	802,324
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.367%, 6/25/46(WAC)	501,748	461,056
FRB Ser. 05-27, Class 1A1, 1.623%, 8/25/35(WAC)	632,387	534,738
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.439%, 6/25/46	1,940,267	1,737,108
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.79%, 11/20/35	2,278,533	2,076,532
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.51%, 8/25/46	471,292	480,717
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.51%, 8/25/46	198,017	194,472
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.75%, 4/25/35	356,263	306,738
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.13%, 7/25/28	648,849	733,622
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.48%, 4/25/28	1,531,595	1,809,579
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.33%, 10/25/27	988,760	1,142,809
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.68%, 12/25/27	790,313	867,808
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.48%, 9/25/28	193,106	204,601
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.28%, 10/25/29	300,000	321,461
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3B, (1 Month US LIBOR + 5.15%), 5.28%, 11/25/28	280,000	289,975
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.13%, 12/25/28	3,699,025	3,878,867
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.78%, 10/25/28	243,139	253,722
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class B1, (1 Month US LIBOR + 4.35%), 4.48%, 9/25/30	268,000	275,180
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.28%, 1/25/25	53,075	53,505
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 4.03%, 4/25/29	473,262	490,580
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.98%, 3/25/29	360,000	372,369
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.93%, 3/25/29	335,731	348,787
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.88%, 9/25/24	2,037,544	2,099,012
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.63%, 3/25/30	1,229,000	1,231,930
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.43%, 9/25/30	528,127	529,777
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.88%, 7/25/50	460,000	493,411
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	340,000	356,763
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.83%, 12/25/30	400,000	410,523
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.78%, 1/25/49	220,787	222,431
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.58%, 3/25/49	86,557	86,936
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.53%, 2/25/47	60,000	60,476
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.43%, 10/25/48	102,900	103,228
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.382%, 10/25/50	386,050	386,894
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.38%, 9/25/28	1,580,212	1,914,382
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.88%, 10/25/28	834,668	1,016,439
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.83%, 4/25/28	837,587	889,439
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.68%, 4/25/28	149,018	156,435
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.63%, 9/25/29	441,000	469,328
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.13%, 11/25/24	8,194	8,369
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.03%, 11/25/24	796,070	816,248
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.68%, 2/25/25	37,826	38,169
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.58%, 1/25/29	295,173	306,727
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 4.53%, 1/25/24	1,701,278	1,739,431
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.48%, 5/25/29	666,382	693,065
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.43%, 2/25/25	138,786	140,932
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.38%, 4/25/29	1,068,223	1,109,002
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.38%, 1/25/29	570,995	592,864
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	10,577	10,733
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	97,969	99,100
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.73%, 1/25/30	370,000	382,711
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.68%, 7/25/29	789,682	814,390
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.03%, 7/25/24	826,998	831,596
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.73%, 5/25/24	232,624	234,703
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.63%, 5/25/30	484,574	487,382
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.48%, 1/25/31	84,024	84,483
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.38%, 7/25/30	175,915	176,643
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.33%, 1/25/30	116,517	116,904
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.23%, 3/25/31	287,065	287,464
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.38%, 1/25/40	1,249,000	1,219,182
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.58%, 7/25/31	190,087	190,688
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.28%, 11/25/39	785,494	778,845
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.13%, 1/25/40	290,000	289,910
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	879,569	897,069
GSAA Home Equity Trust
Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	838,850	400,220
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.50%), 0.63%, 1/25/36	591,397	318,802
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.65%, 5/19/35	894,702	461,418
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	647,000	669,758
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.33%, 6/25/37	604,924	291,180
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.43%), 0.56%, 5/25/46	771,360	686,510
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	391,446
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.34%, 8/25/36	402,215	384,116
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.31%, 1/25/37	564,818	493,976
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.071%, 9/25/35(WAC)	368,974	374,065
FRB Ser. 05-AR14, Class 1A2, 2.899%, 12/25/35(WAC)	486,511	477,747
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.11%, 10/25/45	726,425	717,218

		48,887,838

Total mortgage-backed securities (cost $219,520,495)		$207,866,491

CORPORATE BONDS AND NOTES (25.8%)(a)
	Principal amount	Value
Basic materials (2.3%)
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27	$980,000	$1,028,020
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	404,000	409,135
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,680,000	1,761,900
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	257,000	274,026
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	1,152,000	1,165,398
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	1,100,000	1,127,500
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	1,705,000	1,793,191
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	927,000
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	960,000	1,008,000
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	1,520,000	1,649,519

		11,143,689
Capital goods (1.5%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	1,350,000	1,411,155
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	793,000	836,615
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	80,000	81,700
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	1,105,000	1,145,719
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5.875%, 8/15/23	1,025,000	1,096,750
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	218,000	232,168
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	1,750,000	1,788,045
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	520,000	548,413

		7,140,565
Communication services (1.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	916,528
Charter Communications Operating, LLC/Charter Communications Operating Capital company guaranty sr. notes 3.75%, 2/15/28	1,048,000	1,160,788
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	750,000	773,400
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	899,000	936,084
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	340,905
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	1,045,000	1,206,975
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	560,408
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	374,000	399,469
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,347,000	1,425,261
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	80,000	80,226

		7,800,044
Consumer cyclicals (3.7%)
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	1,245,000	1,247,602
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22	765,000	747,788
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	377,000	424,338
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	1,086,250
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	842,000	900,301
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	945,000	1,030,050
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	483,000	509,761
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	960,000	1,022,702
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,171,000	1,332,013
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	195,000	220,106
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	680,000	715,700
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	1,121,000	1,296,414
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	565,000	598,262
Mattel, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/31/25	945,000	992,534
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)	288,000	288,720
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	450,000	466,673
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	1,519,000	1,811,559
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	714,000
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	837,000	885,803
Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/30	123,000	132,225
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	463,356
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	520,000	548,106

		17,434,263
Consumer staples (2.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	165,000	168,300
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	2,280,000	2,389,349
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	890,000	907,800
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	2,300,000	2,430,930
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	851,000	882,913
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	543,325
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	762,000	801,494
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	439,425
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	891,050
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	205,000	255,738
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	1,093,000	1,210,498

		10,920,822
Energy (2.7%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	447,000	461,417
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	1,119,000	1,295,727
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	930,000	1,102,058
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	670,000	672,554
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	975,000	1,033,500
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	501,000	428,355
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,591,000	1,644,839
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	467,000	483,905
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,010,000	1,093,325
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	428,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	174,000	217,413
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	488,000	558,150
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	78,000	88,686
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	956,000	33,460
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	483,000	458,309
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	133,000	136,709
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)	29,000	29,131
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	368,000	367,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	680,000	702,100
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	670,000	676,440
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	1,010,000	1,064,803

		12,975,961
Financials (8.0%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	783,104
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,406,805
American Express Co. sr. unsec. notes 2.65%, 12/2/22	1,280,000	1,333,321
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	1,096,000	1,247,467
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	1,396,000	1,409,162
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	865,000	870,000
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	845,000	871,653
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,904,628
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	1,124,000	1,146,599
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	2,187,150
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	1,146,000	1,253,438
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	440,000	499,127
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	834,000	943,921
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	425,000	486,795
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	1,095,000	1,156,964
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)	810,000	811,207
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity	819,000	855,650
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	483,000	516,160
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	2,655,000	2,738,759
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	1,285,000	1,371,850
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,000,000	1,170,000
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	1,748,000	1,760,603
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	3,100,000	3,192,662
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	1,061,000	1,083,387
U.S. Bank NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	2,215,000	2,225,705
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	4,150,000	4,219,870
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	803,000	905,882

		38,351,869
Health care (1.9%)
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	1,270,000	1,341,235
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	930,000	1,027,650
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	950,000	1,121,916
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	142,100
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	1,655,000	1,726,380
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	1,132,000	1,192,166
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	892,000	912,317
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	237,000	244,517
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	340,000	358,001
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	891,000	902,578

		8,968,860
Technology (1.3%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	675,000	681,742
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	398,000	400,838
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	815,000	862,881
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,535,000	1,596,784
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	1,338,000	1,365,125
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,338,000	1,371,080

		6,278,450
Utilities and power (0.5%)
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	755,000	776,706
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	1,410,000	1,532,987

		2,309,693

Total corporate bonds and notes (cost $118,907,732)		$123,324,216

SENIOR LOANS (7.2%)(a)(c)
	Principal amount	Value
Basic materials (0.9%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	$279,332	$280,030
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.121%, 9/6/24	181,579	180,558
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.754%, 3/1/26	982,500	980,248
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 2.621%, 2/1/27	1,664,750	1,660,934
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.233%, 6/26/25	983,926	980,372

		4,082,142
Capital goods (1.5%)
Gardner Denver, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.871%, 2/28/27	711,623	709,716
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	539,290	538,841
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	977,508	980,649
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.621%, 4/30/26	783,550	782,570
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 10/30/24	972,198	969,768
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	408,339	398,947
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.25%), 2.371%, 5/30/25	247,891	243,553
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 2.371%, 12/9/25	916,386	899,204
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.144%, 3/2/27	1,500,660	1,502,536

		7,025,784
Communication services (1.1%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.377%, 1/15/26	980,000	974,181
Charter Communications Operating, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 1.75%), 1.88%, 2/1/27	742,217	740,671
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.377%, 7/17/25	815,694	809,831
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	1,019,814	1,032,052
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 8/19/23	973,547	971,461
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.121%, 3/9/27	890,789	886,744

		5,414,940
Consumer cyclicals (1.9%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 3.881%, 3/4/25	997,500	986,589
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	257,993	258,046
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 3.25%, 10/4/23	990,241	969,198
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.88%, 6/21/26	639,438	636,640
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.621%, 1/31/25	231,495	230,379
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.63%, 11/6/24	1,004,821	1,001,052
Reynolds Consumer Products, LLC bank term loan FRN (1 Month US LIBOR + 1.75%), 1.871%, 2/4/27	911,692	911,806
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.871%, 8/14/24	1,556,687	1,532,606
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.754%, 7/10/25	407,346	408,523
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.371%, 12/17/26	1,047,355	1,046,918
Univision Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 3/24/26	649,163	649,264
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	407,926	404,866

		9,035,887
Consumer staples (0.4%)
1011778 BC, ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.871%, 11/19/26	885,075	877,995
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	723,750	715,155

		1,593,150
Energy (0.2%)
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 4.871%, 3/11/26	1,000,000	981,875

		981,875
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 1.879%, 12/22/24	634,773	630,409

		630,409
Health care (0.5%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.873%, 2/4/27	974,108	971,267
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.092%, 11/15/27	412,500	411,520
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.394%, 6/30/25	1,053,911	1,050,618

		2,433,405
Technology (0.4%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	1,022,438	1,026,272
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	761,319	761,107
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.871%, 4/29/23	263,897	264,007

		2,051,386
Utilities and power (0.2%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.121%, 1/15/25	785,700	781,280
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 1.893%, 12/1/25	243,769	243,738

		1,025,018

Total senior loans (cost $33,538,921)		$34,273,996

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.8%)(a)
		Principal amount	Value
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 2/1/29 (Argentina)		$547,481	$350,388
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		795,000	290,861
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		320,000	351,328
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 6/1/27 (Argentina)		409,861	274,197
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)		311,000	352,985
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		118,000	146,468
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		472,000	556,960
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		721,000	831,854
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		616,000	692,996
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.75%, 5/29/24 (Egypt)		930,000	1,000,903
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		550,000	591,976
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.625%, 2/1/41 (El Salvador)		1,417,000	1,363,863
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		708,000	688,530
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.95%, 3/26/51 (Ghana)		400,000	407,500
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		600,000	624,750
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		1,194,000	1,379,392
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)		585,000	667,624
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	348,380
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		310,000	358,050
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,290,000	1,364,181
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,795,000	1,974,500
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		148,458	150,129
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		416,000	592,176
Jamaica (Government of) sr. unsec. unsub. notes 6.75%, 4/28/28 (Jamaica)		200,000	239,200
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		420,000	555,425
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)		560,000	662,189
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		420,000	470,788
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		2,240,000	2,472,400
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		1,291,000	1,607,308
Mongolia International Bond sr. unsec. unsub. notes Ser. REGS, 5.125%, 12/5/22 (Mongolia)		620,000	640,153
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		252,000	262,385
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		790,000	911,668
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)		603,000	637,673
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		635,000	677,069
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		845,000	926,331
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		255,000	287,619
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		305,000	323,674
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		300,000	322,125
Turkey (Republic of) unsec. notes 10.60%, 2/11/26 (Turkey)	TRY	4,814,000	602,641
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		$217,000	215,815
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		431,000	40,945
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		500,000	562,500

Total foreign government and agency bonds and notes (cost $27,138,544)			$27,777,899

ASSET-BACKED SECURITIES (4.1%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.118%, 7/25/24	$1,132,000	$1,135,962
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.03%, 10/25/53	1,115,000	1,115,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 11/25/53	672,000	672,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 6/25/52	1,311,000	1,310,181
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.483%, 4/23/23	738,000	737,924
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.133%, 8/10/23	800,000	800,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	1,147,000	1,157,137
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	1,528,000	1,535,444
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.477%, 7/15/21	1,127,000	1,129,430
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%), zero %, 7/26/21	1,528,000	1,528,000
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	267,000	267,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.88%, 9/7/21	1,328,000	1,328,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.63%, 10/10/21	1,245,000	1,245,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.50%, 12/10/21	1,236,000	1,236,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.28%, 6/25/51	1,026,000	1,026,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.955%, 3/26/21	2,574,000	2,574,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22(WAC)	1,000,000	1,025,000

Total asset-backed securities (cost $19,773,999)		$19,822,078

CONVERTIBLE BONDS AND NOTES (3.1%)(a)
	Principal amount	Value
Capital goods (—%)
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$132,000	$133,646
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	90,000	113,231

		246,877
Communication services (0.2%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	297,000	273,861
Liberty Broadband Corp. 144A cv. sr. unsec. bonds 1.25%, 9/30/50	150,000	149,550
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	21,000	25,700
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	50,000	51,305
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	175,000	182,350
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24	165,000	175,472

		858,238
Consumer cyclicals (0.6%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	103,000	102,229
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	211,000	286,824
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	168,000	224,829
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	49,000	87,602
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23	43,000	90,365
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	58,000	94,545
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25	59,000	121,029
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	121,000	150,222
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	88,000	106,522
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	175,000	212,210
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25	74,000	121,767
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	83,000	128,462
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	19,000	85,505
RH 144A cv. sr. unsec. notes zero %, 9/15/24	33,000	75,665
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	152,000	171,835
Sabre GLBL, Inc. 144A cv. company guaranty sr. unsec. notes 4.00%, 4/15/25	37,000	61,161
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	89,000	101,842
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	38,000	71,671
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	50,000	56,415
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	50,000	56,003
Under Armour, Inc. 144A cv. sr. unsec. notes 1.50%, 6/1/24	39,000	64,782
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	119,000	119,893
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	77,000	100,475

		2,691,853
Consumer staples (0.2%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	49,000	96,285
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	78,000	90,363
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/27	88,000	116,734
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	135,000	231,914
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	74,000	102,142
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	74,000	77,132
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	155,000	157,948
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	61,000	127,643
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	40,000	120,976

		1,121,137
Energy (0.1%)
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25	136,000	187,559
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25 (Israel)	49,000	65,023
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	103,000	104,376
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	54,000	34,020

		390,978
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	100,000	100,293
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	46,000	46,023
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	89,000	117,993
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	77,000	82,005
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	64,000	65,815
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	148,000	181,267

		593,396
Health care (0.5%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25	133,000	186,040
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27	108,000	112,880
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	87,000	121,885
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	100,000	101,710
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	33,000	60,785
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	293,000	419,301
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27	126,000	167,678
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	80,000	109,876
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25	68,000	76,270
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	72,000	76,991
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	72,000	79,215
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	142,000	150,049
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	110,000	118,122
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	29,000	43,360
Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21	34,000	57,598
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)	50,000	61,892
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	49,000	65,660
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25	177,000	210,637
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27	50,000	53,362
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	48,000	55,213
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	40,000	56,450

		2,384,974
Technology (1.2%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	293,000	336,324
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	77,000	99,363
Bentley Systems, Inc. 144A cv. sr. unsec. notes 0.125%, 1/15/26	86,000	86,153
Blackline, Inc. cv. sr. unsec. notes 0.125%, 8/1/24	44,000	80,470
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	101,000	101,505
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25	38,000	81,923
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	39,000	50,342
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	35,000	78,589
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	84,000	102,379
DocuSign, Inc. 144A cv. sr. unsec. notes zero %, 1/15/24	112,000	117,110
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	148,000	150,320
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	78,000	109,703
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	100,000	121,225
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	73,000	108,578
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	69,000	99,999
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	86,000	92,135
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	100,000	111,414
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	258,000	316,743
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	36,000	72,225
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.75%, 12/15/25	56,000	100,357
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	87,000	88,978
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	35,000	82,383
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	124,000	161,567
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	92,000	163,645
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	510,000	672,760
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	67,000	77,929
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	130,000	141,872
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	41,000	63,246
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	43,000	68,181
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	156,000	195,574
SailPoint Technologies Holding, Inc. cv. sr. unsec. notes 0.125%, 9/15/24	21,000	42,175
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	68,000	87,831
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	36,000	86,114
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	368,000	385,582
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	44,000	61,201
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	10,000	50,651
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	188,000	190,233
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	92,000	121,458
Vocera Communications, Inc. cv. sr .unsec. unsub. notes 1.50%, 5/15/23	24,000	35,680
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	141,000	208,207
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	187,000	199,155

		5,601,279
Transportation (0.1%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	56,000	58,708
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	126,000	170,189
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	269,000	378,954

		607,851
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	157,000	180,296
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	118,000	141,305

		321,601

Total convertible bonds and notes (cost $12,301,423)		$14,818,184

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185		$28,084,300	$132,277
Citibank, N.A.
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915		7,641,200	41,568
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	522,267
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	129,308
1.065/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.065		15,282,400	93,681
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		8,137,400	56,067
0.576/3 month USD-LIBOR-BBA/Feb-26	Feb-21/0.576		15,282,400	31,635
(0.576)/3 month USD-LIBOR-BBA/Feb-26	Feb-21/0.576		15,282,400	8,253
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	447,549
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	437,185
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	135,573
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	131,285
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		11,418,300	52,182
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	1,382,127
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	974,054
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,450,300	951,144
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,450,300	801,746
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	289,460
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	217,899
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		3,487,400	1,081
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		8,782,100	9
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		945,000	220,875
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	247,079
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	110,060

Total purchased swap options outstanding (cost $5,501,707)				$7,414,364

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
USD/KRW (Put)	Jun-21/KRW 1050.00	$6,246,400		$6,246,400	$9,295
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Mar-21/$102.88	24,000,000		24,000,000	111,744
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Feb-21/103.31	57,000,000		57,000,000	64,923
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.90	4,741,218	EUR	3,906,900	5,419

Total purchased options outstanding (cost $306,857)					$191,381

SHORT-TERM INVESTMENTS (14.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	48,224,444	$48,224,444
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	100,000	100,000
U.S. Treasury Bills 0.089%, 2/2/21(SEG)(SEGSF)(SEGCCS)		$6,400,000	6,399,997
U.S. Treasury Bills 0.088%, 5/6/21(SEGSF)(SEGCCS)(SEGTBA)		3,167,000	3,166,419
U.S. Treasury Bills 0.083%, 5/13/21(SEGSF)(SEGCCS)		2,300,000	2,299,516
U.S. Treasury Bills 0.083%, 2/16/21(SEGSF)(SEGCCS)		600,000	599,988
U.S. Treasury Bills 0.081%, 3/18/21(SEGSF)(SEGCCS)		3,300,000	3,299,742
U.S. Treasury Bills 0.081%, 2/23/21(SEGSF)(SEGCCS)		1,800,000	1,799,951
U.S. Treasury Bills 0.079%, 3/25/21(SEGSF)(SEGCCS)		3,100,000	3,099,731
U.S. Treasury Bills 0.076%, 4/15/21(SEGSF)(SEGCCS)		1,200,000	1,199,842
U.S. Treasury Cash Management Bills 0.065%, 5/25/21(SEGSF)		200,000	199,956

Total short-term investments (cost $70,389,171)			$70,389,586
TOTAL INVESTMENTS

Total investments (cost $796,061,626)			$794,808,780

	FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $258,398,597) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$254,989	$259,725	$4,736
		Canadian Dollar	Sell	4/21/21	1,591,418	1,605,248	13,830
		Chinese Yuan (Offshore)	Buy	2/18/21	686,224	683,507	2,717
		Chinese Yuan (Offshore)	Sell	2/18/21	686,224	663,989	(22,235)
		Euro	Buy	3/17/21	2,969,114	2,977,055	(7,941)
		Hong Kong Dollar	Sell	2/17/21	1,447,297	1,447,243	(54)
		Japanese Yen	Buy	2/17/21	2,043,417	2,072,190	(28,773)
		New Zealand Dollar	Sell	4/21/21	614,551	620,721	6,170
		Norwegian Krone	Buy	3/17/21	99,919	98,325	1,594
		Swedish Krona	Sell	3/17/21	520,547	519,811	(736)
	Barclays Bank PLC
		British Pound	Sell	3/17/21	357,144	353,407	(3,737)
		Canadian Dollar	Sell	4/21/21	1,247,590	1,258,709	11,119
		Euro	Sell	3/17/21	3,913,065	3,923,292	10,227
		Japanese Yen	Buy	2/17/21	1,918,422	1,922,497	(4,075)
		New Zealand Dollar	Sell	4/21/21	196,826	198,816	1,990
		Swedish Krona	Sell	3/17/21	2,215,761	2,210,650	(5,111)
	Citibank, N.A.
		Australian Dollar	Sell	4/21/21	337,335	343,602	6,267
		British Pound	Sell	3/17/21	3,769,748	3,713,322	(56,426)
		Canadian Dollar	Buy	4/21/21	32,615	32,906	(291)
		Euro	Sell	3/17/21	2,963,526	2,968,189	4,663
		Hong Kong Dollar	Sell	2/17/21	452,509	452,520	11
		Japanese Yen	Buy	2/17/21	907,150	904,306	2,844
		New Zealand Dollar	Sell	4/21/21	833,798	855,204	21,406
		Swedish Krona	Sell	3/17/21	1,480,019	1,476,417	(3,602)
		Swiss Franc	Buy	3/17/21	1,294,572	1,301,075	(6,503)
	Credit Suisse International
		Australian Dollar	Buy	4/21/21	1,313,253	1,337,701	(24,448)
		British Pound	Sell	3/17/21	1,152,153	1,141,963	(10,190)
		Canadian Dollar	Sell	4/21/21	1,296,004	1,307,432	11,428
		Euro	Sell	3/17/21	55,998	61,442	5,444
		New Zealand Dollar	Buy	4/21/21	373,387	377,201	(3,814)
		Swiss Franc	Sell	3/17/21	1,308,512	1,311,828	3,316
	Goldman Sachs International
		Australian Dollar	Buy	4/21/21	4,977,453	5,070,626	(93,173)
		British Pound	Buy	3/17/21	1,265,765	1,233,301	32,464
		Canadian Dollar	Buy	4/21/21	4,750,948	4,786,871	(35,923)
		Chinese Yuan (Offshore)	Buy	2/18/21	3,776,091	3,690,244	85,847
		Chinese Yuan (Offshore)	Sell	2/18/21	3,776,091	3,760,268	(15,823)
		Euro	Buy	3/17/21	5,831	3,781	2,050
		Japanese Yen	Buy	2/17/21	1,663,632	1,670,077	(6,445)
		New Taiwan Dollar	Buy	2/17/21	1,302,376	1,302,733	(357)
		New Taiwan Dollar	Sell	2/17/21	1,302,376	1,282,430	(19,946)
		New Zealand Dollar	Sell	4/21/21	6,158,664	6,220,152	61,488
		Norwegian Krone	Buy	3/17/21	6,425,019	6,423,933	1,086
		Swedish Krona	Buy	3/17/21	2,275,636	2,228,759	46,877
		Swiss Franc	Sell	3/17/21	222,787	217,799	(4,988)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	1,468,081	1,495,316	(27,235)
		British Pound	Buy	3/17/21	265,871	256,122	9,749
		Canadian Dollar	Buy	4/21/21	631,186	636,637	(5,451)
		Chinese Yuan (Offshore)	Buy	2/18/21	2,827,374	2,816,133	11,241
		Chinese Yuan (Offshore)	Sell	2/18/21	2,827,374	2,747,041	(80,333)
		Euro	Buy	3/17/21	2,710,502	2,718,138	(7,636)
		Hong Kong Dollar	Sell	2/17/21	2,616,515	2,616,486	(29)
		Indian Rupee	Buy	2/17/21	1,291,945	1,267,511	24,434
		Indian Rupee	Sell	2/17/21	1,291,945	1,253,386	(38,559)
		Japanese Yen	Buy	2/17/21	3,060,339	3,063,654	(3,315)
		New Zealand Dollar	Sell	4/21/21	943,888	953,351	9,463
		Norwegian Krone	Buy	3/17/21	647,154	637,753	9,401
		South Korean Won	Buy	2/17/21	1,312,536	1,266,591	45,945
		South Korean Won	Sell	2/17/21	1,312,536	1,324,566	12,030
		Swedish Krona	Buy	3/17/21	353,875	353,050	825
		Swiss Franc	Sell	3/17/21	2,286,213	2,286,766	553
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	2,079,061	2,110,047	(30,986)
		British Pound	Buy	3/17/21	211,189	207,170	4,019
		Canadian Dollar	Sell	4/21/21	4,191,092	4,225,463	34,371
		Chinese Yuan (Offshore)	Buy	2/18/21	675,442	649,173	26,269
		Chinese Yuan (Offshore)	Sell	2/18/21	675,442	645,813	(29,629)
		Euro	Buy	3/17/21	350,565	360,149	(9,584)
		Indian Rupee	Buy	2/17/21	1,291,945	1,267,002	24,943
		Indian Rupee	Sell	2/17/21	1,291,945	1,254,385	(37,560)
		Japanese Yen	Sell	2/17/21	219,773	215,596	(4,177)
		New Taiwan Dollar	Buy	2/17/21	1,302,376	1,302,361	15
		New Taiwan Dollar	Sell	2/17/21	1,302,376	1,293,601	(8,775)
		New Zealand Dollar	Sell	4/21/21	1,773,949	1,792,107	18,158
		Norwegian Krone	Buy	3/17/21	330,541	343,623	(13,082)
		South Korean Won	Buy	2/17/21	1,304,566	1,254,108	50,458
		South Korean Won	Sell	2/17/21	1,304,566	1,317,286	12,720
		Swedish Krona	Sell	3/17/21	218,093	218,607	514
		Swiss Franc	Buy	3/17/21	3,676,782	3,694,022	(17,240)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	5,044,890	5,137,952	(93,062)
		British Pound	Buy	3/17/21	1,736,795	1,693,008	43,787
		Canadian Dollar	Buy	4/21/21	1,104,693	1,117,624	(12,931)
		Euro	Buy	3/17/21	2,668,838	2,670,261	(1,423)
		Japanese Yen	Buy	2/17/21	5,612,767	5,640,051	(27,284)
		New Zealand Dollar	Buy	4/21/21	3,192,620	3,224,806	(32,186)
		Norwegian Krone	Sell	3/17/21	1,194,401	1,194,150	(251)
		Swedish Krona	Buy	3/17/21	1,927,340	1,911,389	15,951
		Swiss Franc	Sell	3/17/21	1,909,656	1,921,733	12,077
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	3,882,796	3,955,842	(73,046)
		British Pound	Buy	3/17/21	3,092,874	3,033,574	59,300
		Canadian Dollar	Sell	4/21/21	237,614	221,977	(15,637)
		Euro	Buy	3/17/21	5,466	10	5,456
		Hong Kong Dollar	Buy	2/17/21	606,561	606,692	(131)
		Japanese Yen	Sell	2/17/21	472,629	482,695	10,066
		New Zealand Dollar	Sell	4/21/21	4,869,486	4,920,204	50,718
		Norwegian Krone	Buy	3/17/21	521,319	508,329	12,990
		Swedish Krona	Sell	3/17/21	616,542	604,900	(11,642)
		Swiss Franc	Sell	3/17/21	1,209,819	1,214,571	4,752
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/21/21	1,000,078	1,005,625	5,547
		British Pound	Sell	3/17/21	8,456,889	8,369,658	(87,231)
		Canadian Dollar	Sell	4/21/21	10,359,510	10,410,574	51,064
		Euro	Sell	3/17/21	10,332,196	10,360,143	27,947
		Hong Kong Dollar	Sell	2/17/21	5,397,647	5,397,565	(82)
		Japanese Yen	Sell	2/17/21	6,735,032	6,823,747	88,715
		New Zealand Dollar	Sell	4/21/21	2,592,082	2,615,919	23,837
		Norwegian Krone	Sell	3/17/21	1,301,114	1,290,513	(10,601)
		Swedish Krona	Buy	3/17/21	202,589	200,943	1,646
		Swiss Franc	Buy	3/17/21	2,963,006	2,974,808	(11,802)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/21/21	1,064,227	1,084,137	(19,910)
		British Pound	Buy	3/17/21	204,474	201,074	3,400
		Canadian Dollar	Sell	4/21/21	2,320,294	2,340,217	19,923
		Euro	Sell	3/17/21	5,228,473	5,236,955	8,482
		Hong Kong Dollar	Sell	2/17/21	325,620	325,626	6
		Japanese Yen	Buy	2/17/21	1,720,246	1,726,077	(5,831)
		New Zealand Dollar	Buy	4/21/21	36,290	36,656	(366)
		Norwegian Krone	Buy	3/17/21	1,518,007	1,503,023	14,984
		Swedish Krona	Buy	3/17/21	20,617	20,569	48
		Swiss Franc	Buy	3/17/21	1,164,744	1,175,047	(10,303)
	UBS AG
		Australian Dollar	Buy	3/15/21	1,696,193	1,589,929	106,264
		Australian Dollar	Sell	3/15/21	1,696,193	1,601,238	(94,955)
		Australian Dollar	Sell	4/21/21	4,322,891	4,402,681	79,790
		British Pound	Sell	3/17/21	351,388	345,591	(5,797)
		Canadian Dollar	Buy	4/21/21	1,876,196	1,897,704	(21,508)
		Euro	Buy	3/17/21	4,408,302	4,424,530	(16,228)
		Hong Kong Dollar	Sell	2/17/21	1,447,310	1,447,312	2
		Japanese Yen	Buy	2/17/21	4,547,481	4,556,678	(9,197)
		New Zealand Dollar	Sell	4/21/21	2,992,417	3,017,688	25,271
		Norwegian Krone	Buy	3/17/21	32,921	80,063	(47,142)
		Swedish Krona	Buy	3/17/21	875,893	848,857	27,036
		Swiss Franc	Sell	3/17/21	337,330	337,646	316
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	488,570	494,887	(6,317)
		British Pound	Buy	3/17/21	380,031	364,118	15,913
		Canadian Dollar	Sell	4/21/21	624,851	627,098	2,247
		Chinese Yuan (Offshore)	Buy	2/18/21	675,442	649,133	26,309
		Chinese Yuan (Offshore)	Sell	2/18/21	675,442	645,761	(29,681)
		Euro	Sell	3/17/21	1,006,022	1,006,547	525
		Japanese Yen	Sell	2/17/21	444,370	445,316	946
		New Zealand Dollar	Sell	4/21/21	2,303,636	2,322,895	19,259

	Unrealized appreciation						1,397,256

	Unrealized (depreciation)						(1,312,726)

	Total						$84,530
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Long)	1	$215,102	$215,102	Mar-21	$(1,264)
U.S. Treasury Note 2 yr (Short)	1,255	277,325,585	277,325,585	Mar-21	(261,043)
U.S. Treasury Note Ultra 10 yr (Short)	2	307,656	307,656	Mar-21	6,917

Unrealized appreciation					6,917

Unrealized (depreciation)					(262,307)

Total					$(255,390)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/21 (premiums $10,012,235) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00		$28,084,300	$13,761
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		2,246,700	161,066
Citibank, N.A.
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		1,967,400	13,083
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415		7,641,200	68,465
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		1,967,400	204,275
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	304,987
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	375,157
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		32,549,500	14,322
1.465/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.465		7,641,200	21,013
(1.165)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.165		7,641,200	78,857
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	130,937
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	429,361
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$6,308,900	1,640
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		22,836,700	2,969
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	38,668
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		3,327,300	45,285
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		6,308,900	59,998
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	61,925
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	95,838
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		3,327,300	172,387
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	201,088
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	1,249,977
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	2,527,904
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		13,949,800	14
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	43,351
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	44,740
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	150,346
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	195,269
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	277,305
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	283,771
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,450,300	729,152
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,450,300	922,748
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,450,300	946,797
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		306,100	17,794
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		612,300	129,312
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		12,465,000	149,705
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	335,613
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	363,807

Total				$10,862,687

WRITTEN OPTIONS OUTSTANDING at 1/31/21 (premiums $246,465) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
USD/KRW (Put)	Jun-21/KRW 1000.00	$6,246,400		$6,246,400	$600
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Feb-21/$103.31	57,000,000		57,000,000	145,065
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Mar-21/102.88	24,000,000		24,000,000	78,000
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.65	4,741,218	EUR	3,906,900	346

Total					$224,011

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$37,416,800	$(345,170)	$1,043,929
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(512,677)	835,995
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	394,177
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$6,653,800	(476,412)	346,530
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	187,960
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	139,585
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		3,650,900	(86,526)	100,838
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(50,902)	8,505
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	7,310
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	176,833,300	(13,922)	(2,566)
0.9215/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/0.9215		$15,406,600	(53,923)	(3,235)
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	(3,249)
0.485/3 month USD-LIBOR-BBA/Jan-25 (Purchased)	Jan-24/0.485		28,084,300	(52,658)	(3,651)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	176,833,300	(13,922)	(14,654)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		$3,650,900	(86,526)	(70,791)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	(143,672)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	(150,991)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$2,999,900	(390,737)	(168,654)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(256,339)	(204,469)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$6,653,800	(476,412)	(262,892)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		37,416,800	(345,170)	(343,486)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(1,057,849)	(660,998)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	(1,354)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	(3,249)
0.985/3 month USD-LIBOR-BBA/Jan-25 (Written)	Jan-24/0.985		28,084,300	60,381	(7,864)
2.243/3 month USD-LIBOR-BBA/Apr-26 (Written)	Apr-21/2.243		30,813,100	46,220	(20,645)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	88,651
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	(59,677)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$1,026,000	(132,098)	84,840
(1.46)/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46		2,600,000	(94,380)	49,894
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	28,591
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		2,808,400	(45,426)	26,455
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		8,987,000	(87,062)	5,572
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	3,124
1.196/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/1.196		7,641,200	(58,455)	2,369
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	187
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	(18,859)
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		2,808,400	(45,426)	(26,427)
1.13/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.13		15,406,600	(178,717)	(32,200)
(1.196)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/1.196		7,641,200	(58,455)	(37,289)
1.46/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46		2,600,000	(94,380)	(59,488)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		8,987,000	(87,062)	(71,626)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(92,289)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	226,821
(0.991)/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991		6,500,000	77,968	54,340
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	47,460
(0.93)/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.93		15,406,600	62,397	9,244
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	450
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	(2,057)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	(43,058)
0.991/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991		6,500,000	77,968	(56,680)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	(186,486)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	67,356
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(169,452)	27,977
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(276,261)	(38,954)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(82,670)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	51,678
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	6,460
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	791,846
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	470,189
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$1,026,000	(158,620)	92,535
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	84,966
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	(271,217)	67,605
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	61,123
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,709,900	(98,832)	50,955
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	14,474
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	(25,360)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	(271,217)	(52,506)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	(58,597)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	(79,480)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$1,026,000	(110,090)	(79,587)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(92,659)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(185,848)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(693,380)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	137,260
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	124,668
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	115,056
1.969/3 month USD-LIBOR-BBA/Apr-26 (Written)	Apr-21/1.969		30,813,100	111,697	(45,603)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	(108,146)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	(129,233)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	(133,549)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	408,865
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	75,903
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		8,782,100	(14,397)	(14,403)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(107,915)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(158,010)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		8,782,100	(1,714,105)	(333,632)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	385,822
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	(371,586)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,749,300	(97,873)	80,608
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		5,643,600	(154,804)	63,039
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		14,577,100	(98,323)	60,058
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	59,242
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	26,358
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$4,373,100	(92,710)	7,522
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	5,959,500	(311,690)	6,155
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	2,675
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	2,628
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	(5,254)
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	(6,460)
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	(9,224)
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	5,959,500	(311,690)	(9,850)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	(40,192)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$4,373,100	(92,710)	(46,049)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	(50,612)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		14,577,100	(98,323)	(57,288)
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	(59,976)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$1,749,300	(97,873)	(66,753)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		5,643,600	(412,688)	(122,918)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		11,992,600	356,251	346,346
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		3,498,500	92,973	51,568
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	21,043
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	18,906
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$3,498,500	92,973	(62,168)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		11,992,600	95,870	(282,306)
Wells Fargo Bank, N.A.
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	13,829
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	(6,362)

Unrealized appreciation					7,487,542

Unrealized (depreciation)					(6,369,086)

Total					$1,118,456

TBA SALE COMMITMENTS OUTSTANDING at 1/31/21 (proceeds receivable $128,047,969) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 2/1/51	$41,000,000	2/11/21	$43,556,096
Uniform Mortgage-Backed Securities, 2.00%, 2/1/51	47,000,000	2/11/21	48,483,438
Uniform Mortgage-Backed Securities, 1.50%, 3/1/51	18,000,000	3/11/21	18,031,640
Uniform Mortgage-Backed Securities, 1.50%, 2/1/51	18,000,000	2/11/21	18,056,250

Total			$128,127,424

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,493,800	$67,895	(E)	$(8)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$67,886
		3,866,300	172,294	(E)	(22)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(172,315)
		8,093,300	528,792		(1,638)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	557,670
		2,798,000	127,032	(E)	(478)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	126,554
		5,041,000	202,452	(E)	(28)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	202,424
		7,399,600	298,448	(E)	(41)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	298,407
		1,867,000	457,495	(E)	(64)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(457,559)
		991,700	46,111	(E)	(22)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	46,089
		4,217,500	430,333		(60)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(442,730)
		2,942,500	110,388	(E)	(33)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	110,355
		246,100	36,936	(E)	(8)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,945)
		977,900	132,334	(E)	(33)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(132,368)
		10,198,500	292,044	(E)	(57)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(292,101)
		1,560,600	136,977		(22)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(137,697)
		1,874,500	98,323	(E)	(64)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,387)
		1,598,400	32,980	(E)	(55)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	32,925
		56,135,500	452,115		(157,315)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	505,924
		58,381,000	562,326		(155,749)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	646,247
		10,877,400	712,459		239,159	1/19/31	1.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(478,967)
		10,877,400	588,010		(122,459)	1/19/26	3 month USD-LIBOR-BBA — Quarterly	1.629% — Semiannually	470,581
		10,877,400	128,092	(E)	(122,493)	1/20/31	3 month USD-LIBOR-BBA — Quarterly	1.996% — Semiannually	5,599
		257,400	13,286	(E)	(9)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,295)
		110,900	4,263	(E)	(4)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	4,259
		43,509,700	218,593		23,825	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(259,576)
		43,509,700	383,495		(80,816)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	420,666
		683,100	69,880	(E)	(23)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	69,857
		1,522,400	6,624	(E)	(22)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	(6,646)
		52,715,300	161,889		(199)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(286,326)
		114,009,900	316,834		(430)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(495,957)
		5,223,400	564,540	(E)	(178)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(564,718)
		441,200	45,286	(E)	(15)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,271
		885,400	176,559	(E)	(30)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	176,528
		991,100	235,694	(E)	(34)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	235,661
		1,352,100	39,791	(E)	(19)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(39,810)
		598,900	22,585	(E)	(7)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(22,592)
		338,400	26,098	(E)	(5)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(26,103)
		2,241,000	121,193	(E)	(32)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	121,162
		440,400	28,377	(E)	(9)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(28,386)
		352,400	23,733	(E)	(7)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(23,740)
		341,500	23,958	(E)	(7)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(23,964)
		106,200	7,389	(E)	(2)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(7,391)
		15,855,600	113,637		(128)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(113,372)
		7,318,000	296,042		(97)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(294,875)
		8,250,400	63,701		(78)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	56,049
		13,289,500	43,550	(E)	(74)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	43,476
		11,281,900	99,100		(91)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(89,944)
		3,624,800	462,637	(E)	285,169	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(177,467)
		14,422,500	103,380		(136)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	90,069
		27,832,300	16,477		(105)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	30,740
		15,245,800	62,142		(123)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,073
		24,812,000	148,698		12,740	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(111,184)
		17,940,000	602,963		(12,217)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	552,949
		11,447,000	1,295,388		(30,845)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,226,738
		2,810,600	269,573		(117,368)	1/29/51	1.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	152,062
		4,986,000	88,925		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(83,703)
		4,088,500	96,795		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	92,887
		15,245,800	28,220		(123)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	20,343
		1,482,000	114,840		(51)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	112,859
		15,446,300	850	(E)	(86)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	764
		579,600	51,353		(403)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(50,764)
		17,317,700	31,397		(109)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,341)
		18,802,100	680,993		(359)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(657,174)
		85,992,000	104,480	(E)	(81,313)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	23,167
		214,843,000	1,249,312	(E)	(344,850)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	904,462
		73,602,000	1,798,906	(E)	(555,978)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,242,928
		12,085,000	1,126,346	(E)	583,079	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	(543,267)
		15,588,100	70,692		(126)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(66,941)
		11,250,000	243,090	(E)	(2,076)	3/17/31	0.700% — Annually	Secured Overnight Financing Rate — Annually	241,014
		2,446,000	46,963	(E)	(35)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(46,998)
		905,000	16,993		(12)	1/6/31	3 month USD-LIBOR-BBA — Quarterly	0.9305% — Semiannually	(16,575)
		2,744,000	113		(10)	1/7/23	3 month USD-LIBOR-BBA — Quarterly	0.188% — Semiannually	(5)
		6,001,000	109,962		(80)	1/7/31	3 month USD-LIBOR-BBA — Quarterly	0.9355% — Semiannually	(107,286)
		312,000	8,298		(11)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(8,057)
		312,000	5,408		(11)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(5,159)
		2,498,000	939		(9)	1/8/23	3 month USD-LIBOR-BBA — Quarterly	0.205% — Semiannually	867
		6,201,000	58,692		(82)	1/8/31	3 month USD-LIBOR-BBA — Quarterly	1.0275% — Semiannually	(55,671)
		1,034,000	19,735		(35)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.539% — Semiannually	(18,915)
		1,675,000	10,938		(22)	1/11/31	1.059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,150
		2,153,000	1,232		(8)	1/11/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	1,198
		6,528,000	35,689		(87)	1/11/31	3 month USD-LIBOR-BBA — Quarterly	1.070% — Semiannually	(32,750)
		14,671,100	20,363		(119)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,863)
		5,541,000	715		(73)	1/13/31	1.12792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,257)
		3,619,000	2,063		(14)	1/13/23	3 month USD-LIBOR-BBA — Quarterly	0.2145% — Semiannually	2,009
		4,286,000	3,695		(57)	1/13/31	3 month USD-LIBOR-BBA — Quarterly	1.1355% — Semiannually	5,563
		1,541,000	1,248		(6)	1/14/23	3 month USD-LIBOR-BBA — Quarterly	0.228% — Semiannually	1,228
		2,002,000	8,901		(27)	1/14/31	3 month USD-LIBOR-BBA — Quarterly	1.173% — Semiannually	9,749
		1,651,000	11,881		(56)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	12,913
		2,117,000	1,507		(72)	1/15/51	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	159
		1,530,000	1,077		(6)	1/15/23	3 month USD-LIBOR-BBA — Quarterly	0.2235% — Semiannually	1,049
		2,042,000	1,756		(27)	1/15/31	3 month USD-LIBOR-BBA — Quarterly	1.185% — Semiannually	(1,001)
		3,232,000	16,878		(110)	1/15/51	1.5945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,845
		3,232,100	21,183		(110)	1/26/51	3 month USD-LIBOR-BBA — Quarterly	1.589% — Semiannually	(20,696)
		2,842,500	372	(E)	(40)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	332
		2,750,800	12,651	(E)	(39)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,612
		5,354,000	3,453		(20)	1/15/23	3 month USD-LIBOR-BBA — Quarterly	0.2205% — Semiannually	3,348
		7,146,000	19,544		(95)	1/15/31	3 month USD-LIBOR-BBA — Quarterly	1.0991% — Semiannually	(16,962)
		1,405,000	6,932		(48)	1/19/51	3 month USD-LIBOR-BBA — Quarterly	1.5955% — Semiannually	(6,346)
		1,447,000	2,239		(49)	1/25/51	3 month USD-LIBOR-BBA — Quarterly	1.609% — Semiannually	(1,961)
		2,700,000	14,251		(36)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,972
		2,137,000	43,099		(73)	2/1/51	3 month USD-LIBOR-BBA — Quarterly	1.535% — Semiannually	(43,172)
		19,659,000	17,595	(E)	(110)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,485
		3,194,000	2,268		(109)	2/2/51	1.621% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,377)
	AUD	117,100	2,266	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,265
	AUD	394,200	14,129	(E)	(4)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	14,125
	AUD	146,400	6,020	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,019
	AUD	246,400	13,411	(E)	(3)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	13,408
	AUD	910,700	65,580	(E)	(11)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	65,569
	AUD	59,000	4,919	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,918
	AUD	2,614,000	52,371	(E)	16,377	3/17/31	6 month AUD-BBR-BBSW — Semiannually	0.90% — Semiannually	(35,994)
	CAD	3,833,000	58,013	(E)	45,679	3/17/31	3 month CAD-BA-CDOR — Semiannually	1.20% — Semiannually	(12,334)
	CHF	2,558,000	34,719	(E)	(24,485)	3/17/31	—	0.33% plus 6 month CHF-LIBOR-BBA — Semiannually	10,234
	EUR	757,000	357,033	(E)	(29)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(357,062)
	EUR	1,029,500	449,871		(40)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	467,550
	EUR	1,137,000	462,541		(43)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(479,889)
	EUR	1,150,600	445,406		(44)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(462,182)
	EUR	1,295,500	456,599		(50)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(473,372)
	EUR	1,120,200	470,658	(E)	(42)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	470,616
	EUR	1,336,000	439,551		(51)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(458,163)
	EUR	1,095,100	352,615	(E)	(42)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(352,657)
	EUR	999,500	276,305		(38)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(288,615)
	EUR	531,600	127,349		(20)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(133,279)
	EUR	2,146,300	245,295	(E)	(82)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(245,376)
	EUR	1,338,400	15,006	(E)	(50)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	14,956
	EUR	1,741,600	65,327		(65)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(73,988)
	EUR	7,327,800	1,220,143		(277)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	1,285,081
	EUR	835,200	12,023	(E)	(31)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	11,992
	EUR	371,500	54,677	(E)	(14)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	54,663
	EUR	2,672,400	51,241	(E)	(57)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(51,298)
	EUR	1,304,300	18,890	(E)	(28)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	18,861
	EUR	1,668,900	23,196	(E)	(39)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	23,157
	EUR	616,100	8,567	(E)	(14)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	8,553
	EUR	6,760,000	104,858	(E)	(91,864)	3/17/31	—	0.30% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	12,995
	GBP	2,313,000	55,013	(E)	3,537	3/17/31	Sterling Overnight Index Average — Annually	0.12% — Annually	(51,477)
	JPY	49,318,800	28,156	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(28,170)
	JPY	66,881,600	31,295	(E)	(20)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	31,275
	NOK	14,462,000	31,176	(E)	(879)	3/17/31	6 month NOK-NIBOR-NIBR — Semiannually	1.20% — Annually	(32,055)
	NZD	1,751,000	37,208	(E)	1,658	3/17/31	3 month NZD-BBR-FRA — Quarterly	0.90% — Semiannually	(35,551)
	SEK	37,664,000	68,573	(E)	(14,077)	3/17/31	0.300% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	54,497

	Total				$(712,124)				$1,406,740
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$38,978	$38,435	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$44
Barclays Bank PLC
2,293,984	2,300,246	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	10,554
554,195	555,708	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,550
431,269	432,446	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,984
17,119,180	17,149,574	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	68,680
2,128,676	2,128,676	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	4,797
1,390,604	1,393,172	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(6,188)
5,418,781	5,427,037	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(22,981)
43,838	43,350	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	98
27,804	27,495	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	62
85,545	84,835	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	391
66,570	67,391	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,674
19,119	19,354	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	481
Citibank, N.A.
362,432	363,075	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,454
300,817	301,351	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,207
Credit Suisse International
433,142	433,911	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,738
428,609	423,836	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	955
37,498	36,146	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(871)
320,771	313,496	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,830)
176,029	172,653	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	673
187,316	183,724	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	716
192,617	190,472	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	429
Goldman Sachs International
2,116,657	2,120,415	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	8,492
81,653	81,777	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(346)
217,749	218,081	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(923)
505,539	506,309	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,144)
1,345,655	1,347,706	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,707)
1,843,444	1,846,252	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7,818)
118,956	115,797	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,567
38,978	38,435	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(44)
239,931	235,329	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	918
533,793	529,361	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,439
383,139	379,959	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,751
212,448	210,685	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	971
7,131	7,072	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	33
266,151	269,433	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,695
242,861	245,856	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,109
235,317	238,219	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5,919
187,347	189,657	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,712
80,381	81,372	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,022
JPMorgan Chase Bank N.A.
239,947	235,345	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	918
JPMorgan Securities LLC
451,399	446,371	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,006)
37,498	36,146	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	871
160,799	157,152	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,419)
481,570	470,648	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,247

Upfront premium received		—	Unrealized appreciation			146,151

Upfront premium (paid)		—	Unrealized (depreciation)			(52,277)

	Total	$—			Total	$93,874

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	4,275,000	$511,374	$(153)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$511,221
EUR	8,560,000	491,269	(158)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	491,111
EUR	8,560,000	482,730	(158)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	482,572
EUR	2,421,000	335,970	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	335,970
EUR	2,421,000	120,949	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(120,949)
EUR	7,984,000	305,232	(93)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(305,326)
EUR	7,984,000	307,189	(93)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(307,283)
EUR	7,984,000	307,838	(94)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(307,933)
EUR	7,984,000	308,488	(94)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(308,582)
EUR	4,275,000	836,776	(202)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(836,978)
EUR	8,560,000	1,088,505	(304)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,088,809)
EUR	8,560,000	1,100,888	(304)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,101,192)
GBP	4,896,000	505,474	(105)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	505,369
GBP	5,484,000	272,732	(129)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	272,603
GBP	5,761,000	254,161	(75)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	254,085
GBP	3,819,000	233,494	(88)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	233,406
GBP	2,938,000	157,027	(69)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	156,958
GBP	2,881,000	126,198	(38)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	126,161
GBP	2,881,000	119,819	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	119,819
GBP	1,371,000	80,063	(32)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	80,031
GBP	1,473,000	546,912	(78)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(546,990)
	$4,145,000	85,470	(42)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	85,428
	4,145,000	70,117	(42)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	70,075
	14,000,000	1,146,278	18,433	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,127,845)
	13,215,000	1,173,214	(221)	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,173,434)

Total			$15,861				$(3,500,512)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$11,962	$175,000	$45,430	5/11/63	300 bp — Monthly	$(33,366)
	CMBX NA BBB-.6 Index	BB/P	22,721	377,000	97,869	5/11/63	300 bp — Monthly	(77,016)
	CMBX NA BBB-.6 Index	BB/P	46,609	755,000	195,998	5/11/63	300 bp — Monthly	(148,948)
	CMBX NA BBB-.6 Index	BB/P	44,403	779,000	202,228	5/11/63	300 bp — Monthly	(157,371)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	3,274	27,000	2,025	5/11/63	200 bp — Monthly	1,259
	CMBX NA A.6 Index	A/P	3,878	33,000	2,475	5/11/63	200 bp — Monthly	1,415
	CMBX NA A.6 Index	A/P	8,498	71,000	5,325	5/11/63	200 bp — Monthly	3,200
	CMBX NA A.6 Index	A/P	16,832	141,000	10,575	5/11/63	200 bp — Monthly	6,312
	CMBX NA A.6 Index	A/P	16,700	141,000	10,575	5/11/63	200 bp — Monthly	6,180
	CMBX NA A.6 Index	A/P	17,071	143,000	10,725	5/11/63	200 bp — Monthly	6,401
	CMBX NA A.6 Index	A/P	20,353	167,000	12,525	5/11/63	200 bp — Monthly	7,893
	CMBX NA A.6 Index	A/P	33,654	218,000	16,350	5/11/63	200 bp — Monthly	17,389
	CMBX NA A.6 Index	A/P	34,485	228,000	17,100	5/11/63	200 bp — Monthly	17,474
	CMBX NA A.6 Index	A/P	31,313	263,000	19,725	5/11/63	200 bp — Monthly	11,691
	CMBX NA A.6 Index	A/P	39,558	334,000	25,050	5/11/63	200 bp — Monthly	14,638
	CMBX NA A.6 Index	A/P	49,811	359,000	26,925	5/11/63	200 bp — Monthly	23,026
	CMBX NA A.6 Index	A/P	70,789	593,000	44,475	5/11/63	200 bp — Monthly	26,545
	CMBX NA BB.11 Index	BB-/P	203,965	361,000	65,919	11/18/54	500 bp — Monthly	138,397
	CMBX NA BB.6 Index	B/P	154,927	1,080,000	454,356	5/11/63	500 bp — Monthly	(298,379)
	CMBX NA BB.7 Index	B+/P	50,574	991,000	371,526	1/17/47	500 bp — Monthly	(319,988)
	CMBX NA BBB-.12 Index	BBB-/P	93,051	587,000	47,664	8/17/61	300 bp — Monthly	45,729
	CMBX NA BBB-.13 Index	BBB-/P	12,716	145,000	10,962	12/16/72	300 bp — Monthly	1,839
	CMBX NA BBB-.13 Index	BBB-/P	135,805	1,443,000	109,091	12/16/72	300 bp — Monthly	27,555
	CMBX NA BBB-.6 Index	BB/P	369,784	5,807,000	1,507,497	5/11/63	300 bp — Monthly	(1,134,326)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(1,293)	1,171,000	87,825	5/11/63	200 bp — Monthly	(88,663)
	CMBX NA BB.7 Index	B+/P	27,822	208,000	77,979	1/17/47	500 bp — Monthly	(49,955)
	CMBX NA BBB-.6 Index	BB/P	9,392	85,000	22,066	5/11/63	300 bp — Monthly	(12,625)
	CMBX NA BBB-.6 Index	BB/P	13,812	125,000	32,450	5/11/63	300 bp — Monthly	(18,565)
	CMBX NA BBB-.6 Index	BB/P	1,445,800	15,387,000	3,994,465	5/11/63	300 bp — Monthly	(2,539,689)
	CMBX NA BBB-.7 Index	BB+/P	139,477	1,887,000	384,948	1/17/47	300 bp — Monthly	(244,370)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	2,558	22,000	1,650	5/11/63	200 bp — Monthly	916
	CMBX NA BB.9 Index	B+/P	58,634	145,000	42,819	9/17/58	500 bp — Monthly	15,957
	CMBX NA BBB-.13 Index	BBB-/P	3,490	59,000	4,460	12/16/72	300 bp — Monthly	(936)
	CMBX NA BBB-.13 Index	BBB-/P	25,230	161,000	12,172	12/16/72	300 bp — Monthly	13,153
	CMBX NA BBB-.13 Index	BBB-/P	32,293	204,000	15,422	12/16/72	300 bp — Monthly	16,989
	CMBX NA BBB-.13 Index	BBB-/P	43,651	255,000	19,278	12/16/72	300 bp — Monthly	24,522
	CMBX NA BBB-.13 Index	BBB-/P	43,166	255,000	19,278	12/16/72	300 bp — Monthly	24,036
	CMBX NA BBB-.6 Index	BB/P	334	3,000	779	5/11/63	300 bp — Monthly	(443)
	CMBX NA BBB-.6 Index	BB/P	332	4,000	1,038	5/11/63	300 bp — Monthly	(705)
	CMBX NA BBB-.6 Index	BB/P	1,785	16,000	4,154	5/11/63	300 bp — Monthly	(2,359)
	CMBX NA BBB-.6 Index	BB/P	1,721	33,000	8,567	5/11/63	300 bp — Monthly	(6,826)
	CMBX NA BBB-.6 Index	BB/P	3,022	35,000	9,086	5/11/63	300 bp — Monthly	(6,043)
	CMBX NA BBB-.6 Index	BB/P	4,864	67,000	17,393	5/11/63	300 bp — Monthly	(12,490)
	CMBX NA BBB-.6 Index	BB/P	4,864	67,000	17,393	5/11/63	300 bp — Monthly	(12,490)
	CMBX NA BBB-.6 Index	BB/P	5,382	79,000	20,508	5/11/63	300 bp — Monthly	(15,080)
	CMBX NA BBB-.6 Index	BB/P	12,793	87,000	22,585	5/11/63	300 bp — Monthly	(9,742)
	CMBX NA BBB-.6 Index	BB/P	4,631	95,000	24,662	5/11/63	300 bp — Monthly	(19,975)
	CMBX NA BBB-.6 Index	BB/P	11,832	107,000	27,777	5/11/63	300 bp — Monthly	(15,883)
	CMBX NA BBB-.6 Index	BB/P	12,401	250,000	64,900	5/11/63	300 bp — Monthly	(52,354)
	CMBX NA BBB-.6 Index	BB/P	31,302	280,000	72,688	5/11/63	300 bp — Monthly	(41,222)
	CMBX NA BBB-.6 Index	BB/P	28,210	281,000	72,948	5/11/63	300 bp — Monthly	(44,574)
	CMBX NA BBB-.6 Index	BB/P	16,684	322,000	83,591	5/11/63	300 bp — Monthly	(66,719)
	CMBX NA BBB-.6 Index	BB/P	18,340	358,000	92,937	5/11/63	300 bp — Monthly	(74,388)
	CMBX NA BBB-.6 Index	BB/P	54,707	363,000	94,235	5/11/63	300 bp — Monthly	(39,316)
	CMBX NA BBB-.6 Index	BB/P	55,952	411,000	106,696	5/11/63	300 bp — Monthly	(50,503)
	CMBX NA BBB-.6 Index	BB/P	58,541	411,000	106,696	5/11/63	300 bp — Monthly	(47,915)
	CMBX NA BBB-.6 Index	BB/P	62,640	539,000	139,924	5/11/63	300 bp — Monthly	(76,970)
	CMBX NA BBB-.6 Index	BB/P	58,492	1,209,000	313,856	5/11/63	300 bp — Monthly	(254,659)
	CMBX NA BBB-.6 Index	BB/P	207,983	1,760,000	456,896	5/11/63	300 bp — Monthly	(247,886)
	CMBX NA BBB-.6 Index	BB/P	208,701	1,760,000	456,896	5/11/63	300 bp — Monthly	(247,168)
	CMBX NA BBB-.6 Index	BB/P	297,066	2,586,000	671,326	5/11/63	300 bp — Monthly	(372,752)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	5,562	69,000	1,518	12/16/72	200 bp — Monthly	4,071
	CMBX NA A.6 Index	A/P	40,150	365,000	27,375	5/11/63	200 bp — Monthly	12,917
	CMBX NA BB.10 Index	BB-/P	21,825	272,000	86,795	5/11/63	500 bp — Monthly	(64,706)
	CMBX NA BB.6 Index	B/P	167,824	326,000	137,148	5/11/63	500 bp — Monthly	30,993
	CMBX NA BB.7 Index	B+/P	272,738	557,000	208,819	1/17/47	500 bp — Monthly	64,460
	CMBX NA BBB-.13 Index	BBB-/P	11,721	121,000	9,148	12/16/72	300 bp — Monthly	2,644
	CMBX NA BBB-.13 Index	BBB-/P	21,715	138,000	10,433	12/16/72	300 bp — Monthly	11,362
	CMBX NA BBB-.13 Index	BBB-/P	32,623	163,000	12,323	12/16/72	300 bp — Monthly	20,395
	CMBX NA BBB-.13 Index	BBB-/P	16,058	170,000	12,852	12/16/72	300 bp — Monthly	3,305
	CMBX NA BBB-.13 Index	BBB-/P	61,559	338,000	25,553	12/16/72	300 bp — Monthly	36,203
	CMBX NA BBB-.13 Index	BBB-/P	59,277	355,000	26,838	12/16/72	300 bp — Monthly	32,646
	CMBX NA BBB-.6 Index	BB/P	2,409,277	7,536,000	1,956,346	5/11/63	300 bp — Monthly	457,327
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(13,851)	833,000	62,475	5/11/63	200 bp — Monthly	(76,002)
	CMBX NA BBB-.6 Index	BB/P	697,062	2,587,000	671,585	5/11/63	300 bp — Monthly	26,986
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	781	5,000	375	5/11/63	200 bp — Monthly	408
	CMBX NA A.6 Index	A/P	3,280	41,000	3,075	5/11/63	200 bp — Monthly	221
	CMBX NA A.6 Index	A/P	8,525	110,000	8,250	5/11/63	200 bp — Monthly	318
	CMBX NA A.7 Index	A-/P	199	41,000	3,419	1/17/47	200 bp — Monthly	(3,204)
	CMBX NA A.7 Index	A-/P	(96)	99,000	8,257	1/17/47	200 bp — Monthly	(8,314)
	CMBX NA BB.6 Index	B/P	47,886	195,000	82,037	5/11/63	500 bp — Monthly	(33,960)
	CMBX NA BB.6 Index	B/P	96,100	390,000	164,073	5/11/63	500 bp — Monthly	(67,594)
	CMBX NA BBB-.13 Index	BBB-/P	1,562	17,000	1,285	12/16/72	300 bp — Monthly	286
	CMBX NA BBB-.13 Index	BBB-/P	7,515	37,000	2,797	12/16/72	300 bp — Monthly	4,740
	CMBX NA BBB-.13 Index	BBB-/P	3,167	57,000	4,309	12/16/72	300 bp — Monthly	(1,109)
	CMBX NA BBB-.13 Index	BBB-/P	26,509	141,000	10,660	12/16/72	300 bp — Monthly	15,931
	CMBX NA BBB-.13 Index	BBB-/P	25,334	161,000	12,172	12/16/72	300 bp — Monthly	13,256
	CMBX NA BBB-.13 Index	BBB-/P	38,096	233,000	17,615	12/16/72	300 bp — Monthly	20,617
	CMBX NA BBB-.13 Index	BBB-/P	46,885	238,000	17,993	12/16/72	300 bp — Monthly	29,031
	CMBX NA BBB-.13 Index	BBB-/P	45,038	286,000	21,622	12/16/72	300 bp — Monthly	23,583
	CMBX NA BBB-.13 Index	BBB-/P	37,109	406,000	30,694	12/16/72	300 bp — Monthly	6,652
	CMBX NA BBB-.6 Index	BB/P	433,472	6,543,000	1,698,563	5/11/63	300 bp — Monthly	(1,261,274)
	CMBX NA BBB-.7 Index	BB+/P	6,261	92,000	18,768	1/17/47	300 bp — Monthly	(12,453)
	CMBX NA BBB-.7 Index	BB+/P	9,516	143,000	29,172	1/17/47	300 bp — Monthly	(19,572)

Upfront premium received			9,155,263		Unrealized appreciation			1,270,868

Upfront premium (paid)			(15,240)		Unrealized (depreciation)			(8,390,847)

	Total		$9,140,023				Total	$(7,119,979)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,038)	$140,000	$11,676	1/17/47	(200 bp) — Monthly	$10,584
	CMBX NA BB.10 Index	(13,254)	127,000	40,526	11/17/59	(500 bp) — Monthly	27,148
	CMBX NA BB.10 Index	(11,403)	104,000	33,186	11/17/59	(500 bp) — Monthly	21,682
	CMBX NA BB.11 Index	(40,509)	561,000	102,439	11/18/54	(500 bp) — Monthly	61,385
	CMBX NA BB.11 Index	(49,362)	381,000	69,571	11/18/54	(500 bp) — Monthly	19,838
	CMBX NA BB.11 Index	(12,348)	131,000	23,921	11/18/54	(500 bp) — Monthly	11,445
	CMBX NA BB.11 Index	(8,181)	119,000	21,729	11/18/54	(500 bp) — Monthly	13,433
	CMBX NA BB.11 Index	(3,839)	74,000	13,512	11/18/54	(500 bp) — Monthly	9,602
	CMBX NA BB.11 Index	(3,775)	74,000	13,512	11/18/54	(500 bp) — Monthly	9,666
	CMBX NA BB.12 Index	(21,859)	67,000	10,841	8/17/61	(500 bp) — Monthly	(11,083)
	CMBX NA BB.12 Index	(687)	8,000	1,294	8/17/61	(500 bp) — Monthly	600
	CMBX NA BB.8 Index	(29,923)	232,636	82,051	10/17/57	(500 bp) — Monthly	51,901
	CMBX NA BB.9 Index	(56,152)	544,000	160,643	9/17/58	(500 bp) — Monthly	103,963
	CMBX NA BB.9 Index	(32,324)	501,000	147,945	9/17/58	(500 bp) — Monthly	115,134
	CMBX NA BB.9 Index	(17,485)	271,000	80,026	9/17/58	(500 bp) — Monthly	62,278
	CMBX NA BB.9 Index	(2,669)	68,000	20,080	9/17/58	(500 bp) — Monthly	17,345
	CMBX NA BB.9 Index	(2,465)	68,000	20,080	9/17/58	(500 bp) — Monthly	17,549
	CMBX NA BB.9 Index	(927)	23,000	6,792	9/17/58	(500 bp) — Monthly	5,842
	CMBX NA BBB-.10 Index	(248,105)	1,443,000	176,335	11/17/59	(300 bp) — Monthly	(72,612)
	CMBX NA BBB-.10 Index	(50,836)	219,000	26,762	11/17/59	(300 bp) — Monthly	(24,202)
	CMBX NA BBB-.10 Index	(36,025)	151,000	18,452	11/17/59	(300 bp) — Monthly	(17,661)
	CMBX NA BBB-.10 Index	(27,941)	128,000	15,642	11/17/59	(300 bp) — Monthly	(12,374)
	CMBX NA BBB-.10 Index	(22,416)	103,000	12,587	11/17/59	(300 bp) — Monthly	(9,890)
	CMBX NA BBB-.10 Index	(18,455)	75,000	9,165	11/17/59	(300 bp) — Monthly	(9,334)
	CMBX NA BBB-.12 Index	(5,097)	25,000	2,030	8/17/61	(300 bp) — Monthly	(3,082)
	CMBX NA BBB-.10 Index	(153,133)	514,000	62,811	11/17/59	(300 bp) — Monthly	(90,622)
	CMBX NA BBB-.11 Index	(88,980)	278,000	19,571	11/18/54	(300 bp) — Monthly	(69,571)
	CMBX NA BBB-.11 Index	(82,993)	253,000	17,811	11/18/54	(300 bp) — Monthly	(65,329)
	CMBX NA BBB-.11 Index	(58,017)	181,000	12,742	11/18/54	(300 bp) — Monthly	(45,380)
	CMBX NA BBB-.11 Index	(18,545)	126,000	8,870	11/18/54	(300 bp) — Monthly	(9,748)
	CMBX NA BBB-.11 Index	(41,170)	126,000	8,870	11/18/54	(300 bp) — Monthly	(32,373)
	CMBX NA BBB-.11 Index	(6,918)	47,000	3,309	11/18/54	(300 bp) — Monthly	(3,636)
	CMBX NA BBB-.11 Index	(6,867)	21,000	1,478	11/18/54	(300 bp) — Monthly	(5,401)
	CMBX NA BBB-.12 Index	(129,819)	380,000	30,856	8/17/61	(300 bp) — Monthly	(99,184)
	CMBX NA BBB-.12 Index	(102,917)	308,000	25,010	8/17/61	(300 bp) — Monthly	(78,087)
	CMBX NA BBB-.12 Index	(96,979)	279,000	22,655	8/17/61	(300 bp) — Monthly	(74,486)
	CMBX NA BBB-.12 Index	(59,558)	169,000	13,723	8/17/61	(300 bp) — Monthly	(45,934)
	CMBX NA BBB-.12 Index	(21,090)	60,000	4,872	8/17/61	(300 bp) — Monthly	(16,253)
	CMBX NA BBB-.9 Index	(30,284)	128,000	15,360	9/17/58	(300 bp) — Monthly	(14,998)
	Credit Suisse International
	CMBX NA BB.10 Index	(35,090)	263,000	83,923	11/17/59	(500 bp) — Monthly	48,577
	CMBX NA BB.10 Index	(31,275)	263,000	83,923	11/17/59	(500 bp) — Monthly	52,392
	CMBX NA BB.10 Index	(17,278)	139,000	44,355	11/17/59	(500 bp) — Monthly	26,942
	CMBX NA BB.7 Index	(31,365)	1,777,000	747,584	5/11/63	(500 bp) — Monthly	714,491
	CMBX NA BB.9 Index	(94,733)	945,000	279,059	9/17/58	(500 bp) — Monthly	183,406
	Goldman Sachs International
	CMBX NA BB.7 Index	(24,364)	161,000	60,359	1/17/47	(500 bp) — Monthly	35,839
	CMBX NA BB.12 Index	(33,320)	91,000	14,724	8/17/61	(500 bp) — Monthly	(18,685)
	CMBX NA BB.6 Index	(31,267)	214,000	90,030	5/11/63	(500 bp) — Monthly	58,555
	CMBX NA BB.7 Index	(391,229)	2,314,000	867,519	1/17/47	(500 bp) — Monthly	474,040
	CMBX NA BB.7 Index	(61,769)	377,000	141,337	1/17/47	(500 bp) — Monthly	79,202
	CMBX NA BB.8 Index	(8,837)	75,293	26,556	10/17/57	(500 bp) — Monthly	17,646
	CMBX NA BB.9 Index	(24,356)	226,000	66,738	9/17/58	(500 bp) — Monthly	42,162
	CMBX NA BB.9 Index	(8,211)	69,000	20,376	9/17/58	(500 bp) — Monthly	12,098
	CMBX NA BB.9 Index	(8,304)	69,000	20,376	9/17/58	(500 bp) — Monthly	12,004
	CMBX NA BB.9 Index	(7,096)	68,000	20,080	9/17/58	(500 bp) — Monthly	12,918
	CMBX NA BB.9 Index	(2,136)	55,000	16,242	9/17/58	(500 bp) — Monthly	14,052
	CMBX NA BBB-.10 Index	(14,654)	67,000	8,187	11/17/59	(300 bp) — Monthly	(6,506)
	CMBX NA BBB-.12 Index	(13,062)	67,000	5,440	8/17/61	(300 bp) — Monthly	(7,661)
	CMBX NA BBB-.12 Index	(70,245)	208,000	16,890	8/17/61	(300 bp) — Monthly	(53,477)
	CMBX NA BBB-.6 Index	(22,263)	445,000	115,522	5/11/63	(300 bp) — Monthly	93,000
	CMBX NA BBB-.7 Index	(9,501)	141,000	28,764	1/17/47	(300 bp) — Monthly	19,181
	CMBX NA BBB-.7 Index	(4,210)	62,000	12,648	1/17/47	(300 bp) — Monthly	8,402
	CMBX NA BBB-.7 Index	(759)	11,000	2,244	1/17/47	(300 bp) — Monthly	1,479
	CMBX NA BBB-.7 Index	(312)	3,000	612	1/17/47	(300 bp) — Monthly	299
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(1,307,836)	2,398,000	437,875	11/18/54	(500 bp) — Monthly	(872,292)
	CMBX NA BB.12 Index	(172,454)	314,000	50,805	8/17/61	(500 bp) — Monthly	(121,954)
	CMBX NA BB.8 Index	(48,571)	94,599	33,365	10/17/57	(500 bp) — Monthly	(15,298)
	CMBX NA BB.9 Index	(11,861)	24,000	7,087	9/17/58	(500 bp) — Monthly	(4,797)
	CMBX NA BBB-.10 Index	(15,668)	95,000	11,609	11/17/59	(300 bp) — Monthly	(4,114)
	CMBX NA BBB-.12 Index	(16,232)	70,000	5,684	8/17/61	(300 bp) — Monthly	(10,589)
	CMBX NA BBB-.12 Index	(11,622)	57,000	4,628	8/17/61	(300 bp) — Monthly	(7,027)
	CMBX NA BBB-.10 Index	(50,051)	168,000	20,530	11/17/59	(300 bp) — Monthly	(29,620)
	CMBX NA BBB-.10 Index	(37,749)	134,000	16,375	11/17/59	(300 bp) — Monthly	(21,452)
	CMBX NA BBB-.11 Index	(43,522)	135,000	9,504	11/18/54	(300 bp) — Monthly	(34,097)
	CMBX NA BBB-.11 Index	(42,116)	134,000	9,434	11/18/54	(300 bp) — Monthly	(32,761)
	CMBX NA BBB-.11 Index	(38,031)	121,000	8,518	11/18/54	(300 bp) — Monthly	(29,583)
	CMBX NA BBB-.11 Index	(8,160)	26,000	1,830	11/18/54	(300 bp) — Monthly	(6,345)
	CMBX NA BBB-.12 Index	(53,420)	161,000	13,073	8/17/61	(300 bp) — Monthly	(40,441)
	CMBX NA BBB-.12 Index	(35,622)	102,000	8,282	8/17/61	(300 bp) — Monthly	(27,399)
	CMBX NA BBB-.7 Index	(416,704)	1,775,000	362,100	1/17/47	(300 bp) — Monthly	(55,639)
	Merrill Lynch International
	CMBX NA BB.10 Index	(14,452)	254,000	81,051	11/17/59	(500 bp) — Monthly	66,352
	CMBX NA BB.11 Index	(259,474)	525,000	95,865	11/18/54	(500 bp) — Monthly	(164,119)
	CMBX NA BB.9 Index	(18,933)	486,000	143,516	9/17/58	(500 bp) — Monthly	124,110
	CMBX NA BBB-.10 Index	(22,967)	106,000	12,953	11/17/59	(300 bp) — Monthly	(10,076)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(13,319)	127,000	40,526	11/17/59	(500 bp) — Monthly	27,083
	CMBX NA BB.11 Index	(41,640)	424,000	77,422	11/18/54	(500 bp) — Monthly	35,370
	CMBX NA BB.11 Index	(3,145)	33,000	6,026	11/18/54	(500 bp) — Monthly	2,849
	CMBX NA BB.12 Index	(14,085)	197,000	31,875	8/17/61	(500 bp) — Monthly	17,598
	CMBX NA BB.12 Index	(8,470)	116,000	18,769	8/17/61	(500 bp) — Monthly	10,186
	CMBX NA BB.12 Index	(63,600)	106,000	17,151	8/17/61	(500 bp) — Monthly	(46,552)
	CMBX NA BB.12 Index	(4,727)	67,000	10,841	8/17/61	(500 bp) — Monthly	6,049
	CMBX NA BB.12 Index	(5,064)	62,000	10,032	9/17/58	(500 bp) — Monthly	4,907
	CMBX NA BB.8 Index	(28,674)	55,987	19,747	10/17/57	(500 bp) — Monthly	(8,982)
	CMBX NA BB.9 Index	(7,385)	149,000	44,000	9/17/58	(500 bp) — Monthly	36,470
	CMBX NA BB.9 Index	(16,611)	137,000	40,456	9/17/58	(500 bp) — Monthly	23,712
	CMBX NA BB.9 Index	(5,724)	93,000	27,463	9/17/58	(500 bp) — Monthly	21,648
	CMBX NA BB.9 Index	(6,536)	87,000	25,691	9/17/58	(500 bp) — Monthly	19,070
	CMBX NA BB.9 Index	(8,366)	69,000	20,376	9/17/58	(500 bp) — Monthly	11,942
	CMBX NA BB.9 Index	(1,845)	30,000	8,859	9/17/58	(500 bp) — Monthly	6,985
	CMBX NA BB.9 Index	(977)	25,000	7,383	9/17/58	(500 bp) — Monthly	6,381
	CMBX NA BB.9 Index	(324)	6,000	1,772	9/17/58	(500 bp) — Monthly	1,442
	CMBX NA BB.9 Index	(182)	3,000	886	9/17/58	(500 bp) — Monthly	701
	CMBX NA BBB-.10 Index	(68,443)	406,000	49,613	11/17/59	(300 bp) — Monthly	(19,066)
	CMBX NA BBB-.10 Index	(25,780)	109,000	13,320	11/17/59	(300 bp) — Monthly	(12,524)
	CMBX NA BBB-.10 Index	(26,573)	109,000	13,320	11/17/59	(300 bp) — Monthly	(13,317)
	CMBX NA BBB-.10 Index	(13,752)	63,000	7,699	11/17/59	(300 bp) — Monthly	(6,090)
	CMBX NA BBB-.10 Index	(12,857)	56,000	6,843	11/17/59	(300 bp) — Monthly	(6,047)
	CMBX NA BBB-.10 Index	(5,421)	25,000	3,055	11/17/59	(300 bp) — Monthly	(2,380)
	CMBX NA BBB-.10 Index	(4,757)	22,000	2,688	11/17/59	(300 bp) — Monthly	(2,082)
	CMBX NA BBB-.11 Index	(85,779)	268,000	18,867	11/18/54	(300 bp) — Monthly	(67,068)
	CMBX NA BBB-.11 Index	(37,764)	121,000	8,518	11/18/54	(300 bp) — Monthly	(29,316)
	CMBX NA BBB-.11 Index	(29,751)	94,000	6,618	11/18/54	(300 bp) — Monthly	(23,188)
	CMBX NA BBB-.11 Index	(16,644)	52,000	3,661	11/18/54	(300 bp) — Monthly	(13,013)
	CMBX NA BBB-.12 Index	(4,320)	13,000	1,056	8/17/61	(300 bp) — Monthly	(3,272)
	CMBX NA BBB-.7 Index	(1,398)	22,000	4,488	1/17/47	(300 bp) — Monthly	3,074

	Upfront premium received	—			Unrealized appreciation		2,892,009

	Upfront premium (paid)	(5,749,339)			Unrealized (depreciation)		(2,638,069)

	Total	$(5,749,339)				Total	$253,940
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $478,434,179.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/21
Short-term investments
	Putnam Short Term Investment Fund**	$53,791,539	$40,782,579	$46,349,674	$21,224	$48,224,444

	Total Short-term investments	$53,791,539	$40,782,579	$46,349,674	$21,224	$48,224,444
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $432,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,383,741.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $145,971.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,927,396.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $263,257,478 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,093,654 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $12,383,741 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$19,822,078	$—
Convertible bonds and notes	—	14,818,184	—
Corporate bonds and notes	—	123,324,216	—
Foreign government and agency bonds and notes	—	27,777,899	—
Mortgage-backed securities	—	207,866,491	—
Purchased options outstanding	—	191,381	—
Purchased swap options outstanding	—	7,414,364	—
Senior loans	—	34,273,996	—
U.S. government and agency mortgage obligations	—	288,307,635	—
U.S. treasury obligations	—	622,950	—
Short-term investments	100,000	70,289,586	—

Totals by level	$100,000	$794,708,780	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$84,530	$—
Futures contracts	(255,390)	—	—
Written options outstanding	—	(224,011)	—
Written swap options outstanding	—	(10,862,687)	—
Forward premium swap option contracts	—	1,118,456	—
TBA sale commitments	—	(128,127,424)	—
Interest rate swap contracts	—	2,118,864	—
Total return swap contracts	—	(3,422,499)	—
Credit default contracts	—	(10,256,723)	—

Totals by level	$(255,390)	$(149,571,494)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$88,800,000
Purchased currency option contracts (contract amount)	$52,300,000
Purchased swap option contracts (contract amount)	$639,800,000
Written TBA commitment option contracts (contract amount)	$88,800,000
Written currency option contracts (contract amount)	$47,800,000
Written swap option contracts (contract amount)	$577,000,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$339,300,000
Centrally cleared interest rate swap contracts (notional)	$1,328,900,000
OTC total return swap contracts (notional)	$46,900,000
Centrally cleared total return swap contracts (notional)	$174,200,000
OTC credit default contracts (notional)	$97,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com